Assets and Liabilities - Summary of Carrying Amounts of Lease Liabilities and Movements (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Leases For Lessee [Abstract]
Lease liabilities	kr 13,534	kr 12,689
Additions		3,963
Accretion of interest	624	567	kr 351
Disposals	(1,212)
Payments	(4,127)	(3,678)
Exchange rate adjustments	180	(7)
Modifications	(2,496)
Lease liabilities	6,503	13,534	kr 12,689
Current	2,578	3,657
Non-current	kr 3,925	kr 9,877